Income tax (Details 1)	12 Months Ended
Jun. 30, 2023
Uruguay State [Member] | Bottom of Range [Member]
Statement [Line Items]
Income tax rate	0.00%
Uruguay State [Member] | Top Of Range [Member]
Statement [Line Items]
Income tax rate	25.00%
U.S. [Member] | Bottom of Range [Member]
Statement [Line Items]
Income tax rate	0.00%
U.S. [Member] | Top Of Range [Member]
Statement [Line Items]
Income tax rate	21.00%
Brazil | Bottom of Range [Member]
Statement [Line Items]
Income tax rate	25.00%
Brazil | Top Of Range [Member]
Statement [Line Items]
Income tax rate	34.00%
Israel | Bottom of Range [Member]
Statement [Line Items]
Income tax rate	23.00%
Israel | Top Of Range [Member]
Statement [Line Items]
Income tax rate	24.00%
Operations Center in Argentina [Member] | Bottom of Range [Member]
Statement [Line Items]
Income tax rate	25.00%
Operations Center in Argentina [Member] | Top Of Range [Member]
Statement [Line Items]
Income tax rate	35.00%
Bolivia [Member]
Statement [Line Items]
Income tax rate	25.00%
Bermudas [Member]
Statement [Line Items]
Income tax rate	0.00%